Convertible Loan	6 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
Convertible Loan [Text Block]

10. Convertible Loan

On January 12, 2021, the Company closed its non-brokered private placement of unsecured debentures (the "Debentures"), for aggregate gross proceeds of $15 million with U.S. Global Investors, Inc. ("U.S.  Global").  The Executive Chairman of the Company is a director, officer and controlling shareholder of U.S.  Global.

The Debentures mature on the date that is 60 months from the date of issuance, bearing interest at a rate of 8% per annum.  The Debentures will be issued at par, with each Debenture being redeemable by the Company at any time, and convertible at the option of the holder into common shares (each, a "Share") in the capital of the Company at a conversion price of C$15 per Share. Interest will be payable monthly and the principal will be payable quarterly.  In addition, U.S. Global was issued 5 million common share purchase warrants (the "Warrants").  Each five whole Warrant entitles U.S. Global to acquire one common at an exercise price of C$15 per Share for a period of three years from closing. The Warrants expired unexercised on January 12, 2024.

The Company determined that the Convertible Loan contained an embedded derivative, and that the conversion feature does not qualify as equity as it does not satisfy the "fixed for fixed" requirement as the number of potential common shares to be issued is contingent on a variable carrying amount for the financial liability. The financial liability is variable because the functional currency of Hive Digital Technologies Ltd. is Canadian dollars and the Convertible Loan is denominated in US dollars, therefore the number of common shares to be issued depends on the foreign exchange rate at the date of settlement.  Consequently, the conversion feature is classified as a derivative liability.

The Company allocated the proceeds of $15 million first to the derivative component for $8.6 million, with the residual value to the liability component for $6.4 million. The derivative component was valued on initial recognition using the Black-Scholes option pricing model with the following assumptions: a risk-free interest rate of 0.69%; an expected volatility of 105%; an expected weighted average life of 2.71 years; a forfeiture rate of zero; and an expected dividend of zero.

Liability Component

Balance, March 31, 2023	$4,729
Principal payment	(3,000)
Interest payment	(587)
Accretion and interest	2,412
Balance, March 31, 2024	3,554
Principal payment	(1,500)
Interest payment	(203)
Accretion and interest	942
Balance, September 30, 2024	2,793
Less: Current portion	(2,052)
Non-current portion	$741

Derivative Component

Balance, March 31, 2023	$482
Change in fair value of liability	(362)
Balance, March 31, 2024	120
Change in fair value of liability	(88)
Balance, September 30, 2024	$32

The derivative component is remeasured each reporting period.  As at September 30, 2024, the derivative component was revalued at $0.03 million (March 31, 2024 - $0.1 million) using the Black-Scholes option pricing model with the following assumptions: share price of C$4.32 (March 31, 2024 - C$4.56) an expected weighted average risk-free interest rate of 3.46% (March 31, 2024 - 4.5%); an expected weighted average volatility of 72% (March 31, 2024 - 79%); and an expected weighted average life of 0.84 years (March 31, 2024 - 1.1 years).

For the three and six months period ended September 30, 2024, the Company recorded a gain in the change in the fair value of the derivative liability of $0.02 million and $0.09 million, respectively (September 30, 2023 - $0.4 million and $0.3 million, respectively).